DWS VARIABLE SERIES II

  SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS:

                             ----------------------

                             DWS Mid Cap Growth VIP
                            DWS Small Cap Growth VIP


Effective December 9, 2008, the following information replaces information about the portfolio management team in "The Portfolio
Managers" section of each portfolio's prospectuses:
The following people handle the day-to-day management of the portfolio:

Joseph Axtell, CFA
 Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001 and the portfolio in 2006.
  o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio
    (1996-2001).
  o Director, International Research at PCM International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
  o B.S. Carlson School of Management, University of Minnesota.

 Rafaelina M. Lee
 Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 1999 and the portfolio in 2008.
  o Research analyst for US Micro, Small and Mid Cap Equity:  New York
  o Over 20 years of investment industry experience.
  o BA, Columbia University; MBA, Stern School of Business, New York University.

 Jeffrey Saeger, CFA
 Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 1996 and the portfolio effective January 15, 2009.
  o Over 14 years of investment industry experience.
  o BS, State University of New York at Fredonia.






           Please Retain This Supplement for Future Reference



December 9, 2008
VS-3617


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                                                                   INVESTMENTS
                                                           Deutsche Bank Group